Non-Controlling Interest	12 Months Ended
Dec. 31, 2020
Non-Controlling Interests [Abstract]
Non-controlling Interest	Non-Controlling Interest
During the year ended December 31, 2019, the Company deconsolidated three of its subsidiaries which resulted in a change to the composition of its reportable segments. The Company has revised in the 2019 financial statements the 2018 financial information to conform to the presentation as of and for the period ending December 31, 2019. Please refer to Note 4 “Segment Information” for further details regarding reportable segments.
The following table summarizes the changes in the equity classified non-controlling ownership interest in subsidiaries by reportable segment:

	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Total $000s
Balance at January 1, 2018	(1,484)	(18,869)	(125,758)	525	(145,586)
Share of comprehensive loss	(7,315)	(10,710)	(8,980)	—	(27,005)
Deconsolidation of subsidiary	—	—	55,168	—	55,168
Equity settled share-based payments	—	2,476	6,345	67	8,888
Balance at December 31, 2018 and January 1, 2019	(8,799)	(27,103)	(73,225)	592	(108,535)
Share of comprehensive loss	(15,264)	(15,862)	(23,953)	—	(55,079)
Deconsolidation of subsidiary	—	—	97,178	—	97,178
Subsidiary note conversion and changes in NCI ownership interest	—	23,049	—	—	23,049
Equity settled share-based payments	—	1,683	—	—	1,683
Purchase of minority interest	24,039	—	—	—	24,039
Other	24	—	—	1	25
Balance at December 31, 2019 and January 1, 2020	—	(18,233)	—	593	(17,640)
Share of comprehensive loss	—	(1,402)	—	(15)	(1,417)
Equity settled share-based payments	—	2,822	—	—	2,822
Other	—	30	—	(6)	24
Balance as of December 31, 2020	—	(16,783)	—	573	(16,210)
The following tables summarize the financial information related to the Group’s subsidiaries with material non-controlling interests, aggregated for interests in similar entities, and before and after intra group eliminations.

	2020
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Intra-group eliminations $000s	Total $000s
Statement of Comprehensive Loss
Total revenue	—	5,224	—		5,224
Income/(loss) for the year	—	(55,942)	—	1,073	(54,869)
Other comprehensive income/(loss)	—	—	—		—
Total comprehensive income/(loss) for the year	—	(55,942)	—	1,073	(54,869)
Statement of Financial Position
Total assets	—	68,346	—	(7)	68,339
Total liabilities	—	200,430	—	(14,621)	185,809
Net assets/(liabilities)	—	(132,084)	—	14,615	(117,470)
As of December 31, 2020, Controlled Founded Entities with non-controlling interests primarily include Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc. Ownership interests of the non-controlling interests in Alivio Therapeutics, Inc., Follica Incorporated, Sonde Health Inc., and Vedanta Biosciences, Inc are 8.1 percent, 19.9 percent, 4.5 percent and 0.4 percent, respectively. In addition, Non-controlling interests include the amounts recorded for subsidiary stock options, with the vast majority comprising of Vedanta stock options.

	2019
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s1
Statement of Comprehensive Loss
Total revenue	6,079	1,968	—
Income/(loss) for the year	(24,289)	(26,250)	(47,905)
Other comprehensive income/(loss)	—	—	(10)
Total comprehensive income/(loss) for the year	(24,289)	(26,250)	(47,915)
Statement of Financial Position
Total assets	17,614	5,290	—
Total liabilities	11,510	50,554	—
Net Liabilities	6,104	(45,264)	—
1    Non-Controlled Founded Entities non-controlling interest calculation does not include equity method accounting, fair value method accounting or the gain on the deconsolidation of subsidiary related to Vor, Karuna, Gelesis, resTORbio or Akili, which is recorded within PureTech Health, LLC. Please refer to Note 5.

	2018
For the year ended December 31	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s1
Statement of Comprehensive Loss
Total revenue	2,195	18,504	20
Income/(loss) for the year	(8,454)	(26,206)	(41,239)
Other comprehensive income/(loss)	—	(214)	(214)
Total comprehensive income/(loss) for the year	(8,454)	(26,420)	(41,453)
1    Non-Controlled Founded Entities non-controlling interest calculation does not include equity method accounting, fair value method accounting or the gain on the deconsolidation of subsidiary related to resTORbio or Akili, which is recorded within PureTech Health, LLC. Please refer to Note 5.

On July 19, 2019 PureTech and a third party investor converted their convertible debt in Follica to Follica Preferred shares (presented as liabilities) and Follica common shares. The amount of convertible debt converted by the third party investor into Follica common shares amounted to $2.4 million (see also Note 16). As a result of the conversion Follica NCI share (in Follica common stock) was reduced from 68 percent to 19.9 percent, which resulted in a reduction in the NCI share in Follica’s shareholders’ deficit of $19.9 million. The excess of the change in the book value of NCI ($19.9 million noted above) over the contribution made by NCI ($2.4 million) amounted to $17.5 million and was recorded as a loss directly in shareholders’ equity.
During 2019 a subsidiary of the Company fully funded by the Company ceased its operations and became inactive. This resulted in a change in the NCI share in the subsidiary deficit. As a result the Company recorded a loss directly in equity of $3.1 million.
On October 1, 2019, PureTech acquired the remaining 10.0 percent of minority non-controlling interests of PureTech LYT, Inc. (previously named Ariya Therapeutics, Inc.), increasing its ownership from 90.0 percent to 100.0 percent. In consideration for the acquisition of minority interests, PureTech issued 2,126,338 shares of common shares. The fair value of the shares issued in consideration for the minority non-controlling interest amounted to $9.1 million. The carrying amount of the non-controlling interest at the acquisition was a $24.0 million deficit and the excess of the consideration paid over the book value of the non-controlling interest of approximately $33.1 million was recorded directly in shareholders’ equity.